Summary of significant accounting policies (Details)		1 Months Ended	12 Months Ended
	Nov. 08, 2019 shares	May 28, 2020 shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Summary of significant accounting policies (Details) [Line Items]
Outstanding ordinary shares percentage	12.50%	30.00%
Number of ordinary shares (in Shares) | shares	3,100,000
Aggregate number of surrendered shares (in Shares) | shares		6,510,000
Translation adjustments, description			Translation adjustments are included in accumulated other comprehensive income. The balance sheet amounts, with the exception of shareholder’s equity at December 31, 2020 and December 31, 2019 were translated at RMB 6.52 and RMB 6.98 to one U.S. dollar (USD), respectively. The average translation rates applied to the consolidated statements of income and cash flows for years ended December 31, 2020 and 2019 were RMB 6.90 to one USD. The balance sheet amounts, with the exception of shareholder’s equity at December 31, 2020 and 2019 were translated at HKD 7.75 and HKD 7.79 to one USD, respectively. The average translation rates applied to the consolidated statements of income and cash flows for years ended December 31, 2020 and 2019 were HKD 7.76 and HKD 7.84 to one USD, respectively. The shareholder’s equity accounts were translated at their historical rates. Amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.
Investment maturity period			1 year
Gain from investment			$ 93,007	$ 29,008
Allowance for doubtful accounts			117,000
Net proceeds deposited in escrow account			$ 600,000
Equity ownership interest percentage			20.00%
Gross revenue generated from contracts			$ 62,009	171,272
Transaction fee revenue			2,600,000	300,000
Marketing service fee			0	68,082
Other revenues from related party			213,172	178,304
Selling and marketing expenses-related party			$ 124,857	1,762,652
VAT Percentage Rate			6.00%
Tax benefit percentage			50.00%
Statutory surplus reserve fund			10.00%
Registered capital percentage			50.00%
Statutory reserve fund			$ 0	38,999
Employee benefits expense			61,305	$ 88,707
Number of operating segment				1
Number of reportable segment				1
Additional operating liability			$ 34,000
Minimum [Member]
Summary of significant accounting policies (Details) [Line Items]
Voting shares percentage			20.00%
Maximum [Member]
Summary of significant accounting policies (Details) [Line Items]
Voting shares percentage			50.00%
Short-term Investments [Member]
Summary of significant accounting policies (Details) [Line Items]
Investment maturity period			1 year